Share capital (Details 2) - Equity Option [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 337,018	$ 1,280,372	$ 368,151	$ 1,394,966
Stock-based compensation pertaining to research and development expenses	44,610	145,272	108,113	312,724
Total	$ 381,628	$ 1,425,644	$ 476,264	$ 1,707,690